Organization and Operations - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2025	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Aug. 31, 2024	Mar. 04, 2024	Jan. 26, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit		$ 80,456,000	$ 434,224,000		$ 434,224,000			$ 80,456,000
Working capital deficit		104,743,000	207,283,000		207,283,000		$ 150,784,000	104,743,000
Net loss		(1,287,000)	21,078,000	$ 24,136,000	60,198,000	$ 84,980,000	101,495,000	54,738,000	$ 56,025,000
Net cash flows used by operating activities					10,310,000	54,434,000	10,929,000	(8,665,000)
Cash and cash equivalents		$ 11,626,000	$ 18,702,000		18,702,000		31,694,000	$ 11,626,000
Proceeds from issuance of common stock					$ 5,800,000	$ 0
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit							$ 233,441,000
Subsequent Event | Securities Purchase Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of stock (in shares)	2,000,000
Stock sold, price per share (in dollars per share)	$ 2.9
Proceeds from issuance of common stock	$ 5,800,000
Redeemable Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Value of non-convertible redeemable preferred stock shares available										$ 25,500,000	$ 25,000
Senior Notes
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum aggregate principal amount												$ 25,773,000
Senior Notes, Purchase or Refinancing of Aircraft
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum aggregate principal amount												$ 25,000,000